Earnings per Common Share	12 Months Ended
Dec. 31, 2012
Earnings per Common Share (Abstract)
Earnings per Common Share

11.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year. The computation of diluted earnings per share assumes the foregoing and the exercise of all RSUs (Note 9) using the treasury stock method.

	2012	2011	2010
Net (loss)/ income available to common stockholders	$(49,263)	$(89,496)	$19,768

Weighted average common shares outstanding	53,301,039	46,118,534	39,235,601
Dilutive effect of RSUs	—	—	366,077

Weighted average common shares – diluted	53,301,039	46,118,534	39,601,678

Basic (loss)/earnings per common share	$(0.92)	$(1.94)	$0.50
Diluted (loss)/earnings per common share	$(0.92)	$(1.94)	$0.50

For 2012 and 2011, the RSU’s are considered anti-dilutive due to the loss from continuing operations which have resulted in their exclusion from the computation of diluted earnings per common share. For 2010, there were no RSUs considered anti-dilutive; therefore, they are included in the computation of diluted earnings per common share.